Financial Assets and Liabilities - Summary of Aging Analysis of Past Due But not Impaired Class of Financial Assets (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 95,747	₱ 104,220
Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	112,486	118,943
Financial instruments at amortized cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	79,475
Financial instruments at amortized cost [Member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	96,214
Financial instruments at amortized cost [Member] | Costs [Member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,686
Financial instruments at amortized cost [Member] | Costs [Member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	150
Financial instruments at amortized cost [Member] | Costs [Member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	51,654
Financial instruments at amortized cost [Member] | Costs [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,165
Financial instruments at amortized cost [Member] | Costs [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	19,444
Financial instruments at amortized cost [Member] | Costs [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	11,073
Financial instruments at amortized cost [Member] | Costs [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,225
Financial instruments at amortized cost [Member] | Costs [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	270
Financial instruments at amortized cost [Member] | Costs [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	5,547
Financial instruments at FVPL [Member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	11,919
Financial instruments at FVPL [Member] | Costs [Member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,833
Financial instruments at FVPL [Member] | Costs [Member] | Financial assets at FVPL [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,763
Financial instruments at FVPL [Member] | Costs [Member] | Interest rate swap contract [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	227
Financial instruments at FVPL [Member] | Costs [Member] | Long-term currency swap [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	83
Financial instruments at FVPL [Member] | Costs [Member] | Short Term Currency Swap
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	13
Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,353
Financial assets at fair value through other comprehensive income, category [member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,353
Financial assets at fair value through other comprehensive income, category [member] | Costs [Member] | Debt instruments at fair value through other comprehensive income [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,353
Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		88,519
Loans and receivables, category [member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		103,242
Loans and receivables, category [member] | Costs [Member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		32,905
Loans and receivables, category [member] | Costs [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		1,074
Loans and receivables, category [member] | Costs [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		17,961
Loans and receivables, category [member] | Costs [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		9,641
Loans and receivables, category [member] | Costs [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		6,517
Loans and receivables, category [member] | Costs [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		457
Loans and receivables, category [member] | Costs [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		13,686
Loans and receivables, category [member] | Costs [Member] | Advances and other noncurrent assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		20,901
Loans and receivables, category [member] | Costs [Member] | Investment in debt securities and other long term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		100
HTM investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		150
HTM investments [Member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		150
HTM investments [Member] | Costs [Member] | Investment in debt securities and other long term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		150
Available-for-sale financial investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		15,165
Available-for-sale financial investments [Member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		15,165
Derivatives Used For Hedging
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		386
Derivatives Used For Hedging | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		386
Derivatives Used For Hedging | Costs [Member] | Interest rate swap contract [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		146
Derivatives Used For Hedging | Costs [Member] | Long-term currency swap [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		240
Financial assets neither past due nor impaired [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	88,345	93,192
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	72,073
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,447
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	150
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	51,654
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,165
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	7,702
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,325
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,443
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	78
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,109
Financial assets neither past due nor impaired [member] | Financial instruments at FVPL [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	11,919
Financial assets neither past due nor impaired [member] | Financial instruments at FVPL [Member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,833
Financial assets neither past due nor impaired [member] | Financial instruments at FVPL [Member] | Financial assets at FVPL [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,763
Financial assets neither past due nor impaired [member] | Financial instruments at FVPL [Member] | Interest rate swap contract [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	227
Financial assets neither past due nor impaired [member] | Financial instruments at FVPL [Member] | Long-term currency swap [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	83
Financial assets neither past due nor impaired [member] | Financial instruments at FVPL [Member] | Short Term Currency Swap
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	13
Financial assets neither past due nor impaired [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,353
Financial assets neither past due nor impaired [member] | Financial assets at fair value through other comprehensive income, category [member] | Debt instruments at fair value through other comprehensive income [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,353
Financial assets neither past due nor impaired [member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		77,491
Financial assets neither past due nor impaired [member] | Loans and receivables, category [member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		32,905
Financial assets neither past due nor impaired [member] | Loans and receivables, category [member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		1,074
Financial assets neither past due nor impaired [member] | Loans and receivables, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		7,903
Financial assets neither past due nor impaired [member] | Loans and receivables, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		4,268
Financial assets neither past due nor impaired [member] | Loans and receivables, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		1,710
Financial assets neither past due nor impaired [member] | Loans and receivables, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		149
Financial assets neither past due nor impaired [member] | Loans and receivables, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		8,706
Financial assets neither past due nor impaired [member] | Loans and receivables, category [member] | Advances and other noncurrent assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		20,676
Financial assets neither past due nor impaired [member] | Loans and receivables, category [member] | Investment in debt securities and other long term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		100
Financial assets neither past due nor impaired [member] | HTM investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		150
Financial assets neither past due nor impaired [member] | HTM investments [Member] | Investment in debt securities and other long term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		150
Financial assets neither past due nor impaired [member] | Available-for-sale financial investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		15,165
Financial assets neither past due nor impaired [member] | Derivatives Used For Hedging
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		386
Financial assets neither past due nor impaired [member] | Derivatives Used For Hedging | Interest rate swap contract [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		146
Financial assets neither past due nor impaired [member] | Derivatives Used For Hedging | Long-term currency swap [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		240
Financial assets past due but not impaired [member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	7,402	11,028
Financial assets past due but not impaired [member] | Loans and receivables, category [member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		11,028
Financial assets past due but not impaired [member] | Loans and receivables, category [member] | Costs [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		1,280
Financial assets past due but not impaired [member] | Loans and receivables, category [member] | Costs [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		2,069
Financial assets past due but not impaired [member] | Loans and receivables, category [member] | Costs [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		3,869
Financial assets past due but not impaired [member] | Loans and receivables, category [member] | Costs [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		233
Financial assets past due but not impaired [member] | Loans and receivables, category [member] | Costs [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		3,574
Financial assets past due but not impaired [member] | One to sixty days [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,262	3,261
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,262
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial instruments at amortized cost [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,747
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial instruments at amortized cost [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	957
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial instruments at amortized cost [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	139
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial instruments at amortized cost [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	52
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial instruments at amortized cost [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	367
Financial assets past due but not impaired [member] | One to sixty days [Member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		3,261
Financial assets past due but not impaired [member] | One to sixty days [Member] | Loans and receivables, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		927
Financial assets past due but not impaired [member] | One to sixty days [Member] | Loans and receivables, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		724
Financial assets past due but not impaired [member] | One to sixty days [Member] | Loans and receivables, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		646
Financial assets past due but not impaired [member] | One to sixty days [Member] | Loans and receivables, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		84
Financial assets past due but not impaired [member] | One to sixty days [Member] | Loans and receivables, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		880
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	398	703
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial instruments at amortized cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	398
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial instruments at amortized cost [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	62
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial instruments at amortized cost [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	101
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial instruments at amortized cost [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	131
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial instruments at amortized cost [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	21
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial instruments at amortized cost [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	83
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		703
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Loans and receivables, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		20
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Loans and receivables, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		267
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Loans and receivables, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		217
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Loans and receivables, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		53
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Loans and receivables, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		146
Financial assets past due but not impaired [member] | Later than three months [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,742	7,064
Financial assets past due but not impaired [member] | Later than three months [member] | Financial instruments at amortized cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,742
Financial assets past due but not impaired [member] | Later than three months [member] | Financial instruments at amortized cost [Member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3
Financial assets past due but not impaired [member] | Later than three months [member] | Financial instruments at amortized cost [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	109
Financial assets past due but not impaired [member] | Later than three months [member] | Financial instruments at amortized cost [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,181
Financial assets past due but not impaired [member] | Later than three months [member] | Financial instruments at amortized cost [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,593
Financial assets past due but not impaired [member] | Later than three months [member] | Financial instruments at amortized cost [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	42
Financial assets past due but not impaired [member] | Later than three months [member] | Financial instruments at amortized cost [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	814
Financial assets past due but not impaired [member] | Later than three months [member] | Loans and receivables, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		7,064
Financial assets past due but not impaired [member] | Later than three months [member] | Loans and receivables, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		333
Financial assets past due but not impaired [member] | Later than three months [member] | Loans and receivables, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		1,078
Financial assets past due but not impaired [member] | Later than three months [member] | Loans and receivables, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		3,006
Financial assets past due but not impaired [member] | Later than three months [member] | Loans and receivables, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		96
Financial assets past due but not impaired [member] | Later than three months [member] | Loans and receivables, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		2,548
Financial assets past due but not impaired [member] | Later than three months [member] | Loans and receivables, category [member] | Advances and other noncurrent assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		3
Impaired [Member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	16,739	14,723
Impaired [Member] | Financial instruments at amortized cost [Member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	16,739
Impaired [Member] | Financial instruments at amortized cost [Member] | Costs [Member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	236
Impaired [Member] | Financial instruments at amortized cost [Member] | Costs [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	9,824
Impaired [Member] | Financial instruments at amortized cost [Member] | Costs [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,509
Impaired [Member] | Financial instruments at amortized cost [Member] | Costs [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	919
Impaired [Member] | Financial instruments at amortized cost [Member] | Costs [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	77
Impaired [Member] | Financial instruments at amortized cost [Member] | Costs [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 1,174
Impaired [Member] | Loans and receivables, category [member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		14,723
Impaired [Member] | Loans and receivables, category [member] | Costs [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		8,778
Impaired [Member] | Loans and receivables, category [member] | Costs [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		3,304
Impaired [Member] | Loans and receivables, category [member] | Costs [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		938
Impaired [Member] | Loans and receivables, category [member] | Costs [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		75
Impaired [Member] | Loans and receivables, category [member] | Costs [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		1,406
Impaired [Member] | Loans and receivables, category [member] | Costs [Member] | Advances and other noncurrent assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		₱ 222